INVESTMENTS IN MARKETABLE DEBT SECURITIES	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN MARKETABLE DEBT SECURITIES
INVESTMENTS IN MARKETABLE DEBT SECURITIES

4.INVESTMENTS IN MARKETABLE DEBT SECURITIES

Investments in marketable debt securities are recorded as short-term investments and long-term investments on the consolidated balance sheets. The following is a summary of the Group’s investments in marketable debt securities as of December 31, 2022, 2023 and 2024:

	As of December 31, 2022
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value
Asset backed securities	30,408	—	(635)	29,773
Canada treasury securities	1,999	—	(7)	1,992
Commercial paper	22,925	—	—	22,925
Corporate bonds	108,337	—	(1,682)	106,655
Supranational securities	8,459	—	(51)	8,408
U.S. agencies securities	13,994	—	(402)	13,592
U.S. treasury securities	24,012	—	(469)	23,543
Yankee bonds	17,305	—	(114)	17,191
Wealth management products	87,920	115	—	88,035
Total	315,359	115	(3,360)	312,114

	As of December 31, 2023
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value
Asset backed securities	1,962	—	(29)	1,933
Corporate bonds	14,211	—	(82)	14,129
Yankee bonds	6,500	—	—	6,500
Wealth management products	66,272	97	—	66,369
Total	88,945	97	(111)	88,931

4.INVESTMENTS IN MARKETABLE DEBT SECURITIES (continued)

	As of December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	Loss	Fair Value
Asset backed securities	6,400	4	—	6,404
Commercial paper	7,592	1	—	7,593
Corporate bonds	87,591	—	(163)	87,428
Treasury bill	5,925	3	—	5,928
U.S. treasury securities	8,039	—	(44)	7,995
Yankee bonds	5,601	—	(12)	5,589
Wealth management products	87,603	344	—	87,947
Total	208,751	352	(219)	208,884